Stock-Based Compensation - Schedule of Unrecognized Compensation Cost (Details) $ in Millions	2 Months Ended	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 12.7	$ 12.7
Expected period for recognition		2 years
RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 10.2	$ 10.2
Expected period for recognition	4 years
PSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 2.1	2.1
Expected period for recognition	3 years
Director RSUs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized compensation cost	$ 0.4	$ 0.4
Expected period for recognition	4 months